Segment Information - Schedule of Consolidated Statements of Operations (Details) - Operating Segments [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total Clinics level revenue	$ 3,639,209	$ 4,831,567
Operating expenses
General and administrative expenses	709,376	1,089,578	$ 2,688,157	$ 3,056,702
Total Clinics level expenses	3,634,063	4,814,832	15,987,718	16,178,180
Adjusted Clinics EBITDA	5,146	16,735	604,391	497,213
Reconciliation of Adjusted Clinics EBITDA to net income
Depreciation and amortization	275,392	367,197	1,308,619	1,252,539
Interest expense	407,728	559,289	3,098,237	2,538,710
Other income (expenses)		(2)	4,768	(1,134)
Corporate general and administrative	1,737,062	1,783,765	8,733,195	6,419,585
Debt extinguishment loss		728,278		16,105
Net Income	(2,415,036)	(3,421,792)	(14,264,261)	(14,792,907)
Service revenue [Member]
Revenue
Total Clinics level revenue	2,741,029	3,545,599	12,188,526	11,879,934
Product revenue [Member]
Revenue
Total Clinics level revenue	898,180	1,285,968	4,403,583	4,795,459
Cost of service revenue [Member]
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	2,139,278	2,709,147	9,736,282	9,700,963
Cost of product revenue [Member]
Operating expenses
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	$ 785,409	$ 1,016,107	$ 3,563,279	$ 3,420,515